Subsequent events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Jan. 26, 2015
Subsequent Event [Line Items]
Vesting period	4 years
Employee Stock Option [Member]
Subsequent Event [Line Items]
Options granted	500,000	2,837,500	1,200,000
Vesting period	4 years
United States Retailer [Member]
Subsequent Event [Line Items]
Cost of investment					$ 5,000
Number of shares owned					714,286
Subsequent Event [Member]
Subsequent Event [Line Items]
Vesting period				4 years
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted stock granted				248,575
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Options granted				745,000
Weighted average exercise price				15.00